Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Issued capital [member]		Share-based payments [member]		Other comprehensive income [Member]		Equity component of convertible debenture [Member]		Total equity reserves [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2018		193,873,335
Balance at Dec. 31, 2018		$ 827,622		$ 71,715	[1]	$ (2,849)	[2]	$ 19,164	[3]	$ 88,030	$ (321,079)	$ 594,573
Statement Line Items [Line Items]
Net earnings (loss) for the year					[1]		[2]		[3]		(40,474)	(40,474)
Other comprehensive income					[1]	317	[2]		[3]	317		317
Total comprehensive loss					[1]	317	[2]		[3]	317	(40,474)	(40,157)
Share-based payments				9,319	[1]		[2]		[3]	9,319		$ 9,319
Prospectus offerings (Note 23(a)) (in shares)		11,172,982	[1]									11,172,982
Prospectus offerings (Note 23(a))	[1]	$ 81,916					[2]		[3]			$ 81,916
Exercise of stock options (Note 23(b)) (in shares)	[2]	2,918,518
Exercise of stock options (Note 23(b))	[2]	$ 22,649		(5,986)	[1]				[3]	(5,986)		16,663
Settlement of restricted share units (Note 23(c)) (in shares)	[3]	145,576
Settlement of restricted share units (Note 23(c))	[3]	$ 988		(988)	[1]		[2]			(988)
Shares cancelled (in shares)		1,661
Shares cancelled		$ 7			[1]		[2]		[3]			$ 7
Shares repurchased and cancelled (Note 23(e)) (in shares)												0
Balance (in shares) at Dec. 31, 2019		208,112,072
Balance at Dec. 31, 2019		$ 933,182		74,060	[1]	(2,532)	[2]	19,164	[3]	90,692	(361,553)	$ 662,321
Statement Line Items [Line Items]
Net earnings (loss) for the year					[1]		[2]		[3]		23,087	23,087
Other comprehensive income					[1]	9,945	[2]		[3]	9,945		9,945
Total comprehensive loss					[1]	9,945	[2]		[3]	9,945	23,087	33,032
Share-based payments				8,255	[1]		[2]		[3]	8,255		$ 8,255
Prospectus offerings (Note 23(a)) (in shares)		10,654,338	[1]									10,654,338
Prospectus offerings (Note 23(a))	[1]	$ 126,132					[2]		[3]			$ 126,132
Exercise of stock options (Note 23(b)) (in shares)	[2]	2,473,926
Exercise of stock options (Note 23(b))	[2]	$ 19,914		(5,903)	[1]				[3]	(5,903)		14,011
Settlement of restricted share units (Note 23(c)) (in shares)	[3]	127,000
Settlement of restricted share units (Note 23(c))	[3]	$ 992		(992)	[1]		[2]			(992)
Acquisition of Springpole Silver Stream (Note 14(c)) (in shares)	[3]	805,698
Acquisition of Springpole Silver Stream (Note 14(c))	[3]	$ 7,479			[1]		[2]					7,479
Acquisition of mining interests (in shares)		66,997
Acquisition of mining interests		$ 700			[1]		[2]		[3]			$ 700
Shares repurchased and cancelled (Note 23(e)) (in shares)		(275,000)										(275,000)
Shares repurchased and cancelled (Note 23(e))		$ (1,260)			[1]		[2]		[3]		(434)	$ (1,694)
Balance (in shares) at Dec. 31, 2020		221,965,031
Balance at Dec. 31, 2020		$ 1,087,139		$ 75,420	[1]	$ 7,413	[2]	$ 19,164	[3]	$ 101,997	$ (338,900)	$ 850,236

[1]	Share-based payments reserve records the cumulative amount recognized under IFRS 2 share-based payments in respect of stock options granted, restricted share units and shares purchase warrants issued but not exercised or settled to acquire shares of the Company.
[2]	Other comprehensive income reserve principally records the unrealized fair value gains or losses related to fair value through other comprehensive income ("FVTOCI") financial instruments and re-measurements arising from actuarial gains or losses and return on plan assets in relation to San Dimas' retirement benefit plan.
[3]	Equity component of convertible debenture reserve represents the estimated fair value of its conversion option of $26.3 million, net of deferred tax effect of $7.1 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves.